Financial Assets at Fair Value through Other Comprehensive Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instruments Valued At Fair Value [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) [Line Items]
Net unrealized gain recorded in other comprehensive income for available for sale securities	$ 39,688	$ 9,054
Impairment of financial assets	4,085	3,084
Financial Assets Availableforsale Category [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) [Line Items]
Realized gains reclassified to the income statement	442	22,735	$ 4,716
Other Instruments With Repurchase Agreements | Debt Instruments Valued At Fair Value [Member] | Instruments Issued By Chilean Government And Central Bank [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) [Line Items]
Assets	$ 351	$ 13,268
Repurchase agreement expiration period	4 days	5 days
Instruments delivered	$ 456,057
Technical reserve for an amount equivalent	$ 2,336,780	$ 64,000